Components of Other Expense (Income), Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Revaluation of Share Purchase Option					$ 0	$ 903
Foreign currency exchange loss	$ 57	$ 26	$ 66	$ 296	672	733
Other income, net	127	79	190	(102)	(382)	(156)
Other expense, net	$ 184	$ 105	$ 256	$ 194	$ 290	$ 1,480